As filed with the Securities and Exchange

Commission on June 12, 2014

1933 Act File No. 333-126293

1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 133

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 135

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET

BOSTON, MASSACHUSETTS 02210-2805

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

(617) 663-2999

JOHN J. DANELLO, ESQ.

601 CONGRESS STREET

BOSTON, MASSACHUSETTS 02210-2805

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on July 11, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

______________

*	Incorporated herein by reference to Post-Effective Amendment No. 122 to Registrant’s Registration Statement, SEC File No. 811-21779, filed February 7, 2014, EDGAR Accession No. 0001133228-14-000648.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 133 to the Registration Statement on Form N-1A for John Hancock Funds II incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to Income Allocation Fund contained in Post-Effective Amendment No. 122, which was filed with the U.S. Securities and Exchange Commission on February 7, 2014. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 122 to July 11, 2014 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 12th day of June 2014.

JOHN HANCOCK FUNDS II

By:	/s/ Andrew G. Arnott Andrew G. Arnott President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	June 12, 2014
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	June 12, 2014
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	June 12, 2014
Charles L. Bardelis

/s/ Craig Bromley*	Trustee	June 12, 2014
Craig Bromley

/s/ Peter S. Burgess *	Trustee	June 12, 2014
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	June 12, 2014
William H. Cunningham

/s/ Grace K. Fey *	Trustee	June 12, 2014
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	June 12, 2014
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	June 12, 2014
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	June 12, 2014
Hassell H. McClellan

/s/ James M. Oates *	Trustee	June 12, 2014
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	June 12, 2014
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	June 12, 2014
Gregory A. Russo

/s/ Warren A. Thomson*	Trustee	June 12, 2014

Warren A. Thomson

*By:	/s/ Christopher Sechler
Christopher Sechler

Attorney-In-Fact, under Power of Attorney previously filed with Post-Effective Amendment No. 122 to the Trust’s Registration Statement on February 7, 2014, Accession No. 0001133228-14-000648.